Condensed Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Cash flows from operating activities:
Net income(Loss)	$ (5,000)	$ 5,761,600
Adjustments to reconcile net income to net cash used in operating activities:
Net gain from investments held in trust account		(44,564)
Offering costs related to warrant liabilities		3,520,347
Change in fair value of warrant liabilities		(9,532,500)
Formation expenses paid by Sponsor in exchange for Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Increase in prepaid expenses		(1,068,638)
Increase in accounts payable and accrued expenses		893,317
Net cash used in operating activities	0	(470,438)
Cash flows from investing activities:
Principal deposited in Trust Account		(1,725,000,000)
Net cash used in investing activities		(1,725,000,000)
Cash flows from financing activities:
Proceeds from private placement of warrants		28,875,000
Proceeds from sale of units in initial public offering		1,725,000,000
Payment of underwriters' discount		(25,875,000)
Payment of offering costs		(155,760)
Repayment of advances received from Sponsor		(300,000)
Repayment of advances received from Promissory note		(156,333)
Net cash provided by financing activities		1,727,387,907
Increase in cash during period	0	1,917,469
Cash at beginning of period	0	0
Cash at end of period	0	1,917,469
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		60,375,000
Initial fair value of warrant liabilities		97,875,000
Initial value of Class A ordinary shares subject to possible redemption		1,553,691,900
Changes in value of Class A ordinary shares subjection to redemption		19,199,450
Deferred offering costs included in accounts payable and accrued expenses		628,500
Loss on initial sale of private placement warrants		$ 9,817,500
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	156,333
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 777,857